Stated Capital - Additional Information (Detail)	Aug. 20, 2020
Disclosure of classes of share capital [line items]
Percentage of authorised but unissued stated capital as percentage of issued stated capital	5.00%
Top of range [member]
Disclosure of classes of share capital [line items]
Buy back of ordinary shares during any financial year as percentage of issued share capital	20.00%
Top of Range Issued Share Capital [member]
Disclosure of classes of share capital [line items]
Percentage of authorised but unissued stated capital as percentage of issued stated capital	5.00%